UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TPG-Axon Capital Management, L.P.
           --------------------------------------------------
Address:   888 Seventh Avenue, 38th Floor
           --------------------------------------------------
           New York, New York 10019
           --------------------------------------------------

Form 13F File Number:     028-11789
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dinakar Singh
           --------------------------------------------------
Title:     Chief Executive Officer
           --------------------------------------------------
Phone:    (212) 479-2000
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Dinakar Singh           New York, New York      February 16, 2010
    ---------------------  ----------------------------  -----------------
         [Signature]                 [Place]                  [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          38
                                               -------------

Form 13F Information Table Value Total:          6,290,072
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE


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                                                      FORM 13F INFORMATION TABLE



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

                                                           TPG-Axon 13F Positions
                                                  For the Quarter Ending December 31, 2009


                  COLUMN 1         COLUMN 2       COLUMN 3    COLUMN 4  COLUMN 5              COLUMN 6   COLUMN 7        COLUMN 8
                                                                                                                          VOTING
                                                               VALUE    SHRS OR   SH/  PUT/  INVESTMENT  OTHER          AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS     CUSIP      (x$1000)  PRN AMT   PRN  CALL  DISCRETION MANAGERS    SOLE SHARED NONE
------------------------------- --------------- ----------- ---------- ---------- ---  ----- ---------- -------- -------------------

ACE LTD                               SHS        H0023R105    88,200    1,750,000  SH  CALL    SOLE              1,750,000
ACE LTD                               SHS        H0023R105   247,363    4,908,000  SH          SOLE              4,908,000
ACTIVISION BLIZZARD INC               COM        00507V109   154,318   13,890,000  SH          SOLE             13,890,000
APOLLO GROUP INC                     CL A        037604105    93,596    1,545,000  SH          SOLE              1,545,000
BANCO SANTANDER BRASIL S A      ADS REP 1 UNIT   05967A107   266,951   19,150,000  SH          SOLE             19,150,000
BANK OF AMERICA CORPORATION     UNIT 99/99/9999  060505419   253,640   17,000,000  SH          SOLE             17,000,000
BIOGEN IDEC INC                       COM        09062X103   176,550    3,300,000  SH          SOLE              3,300,000
BLACK & DECKER CORP                   COM        091797100    96,013    1,481,000  SH          SOLE              1,481,000
BORGWARNER INC                        COM        099724106   192,676    5,800,000  SH          SOLE              5,800,000
BURLINGTON NORTHN SANTA FE C          COM        12189T104    49,310      500,000  SH  CALL    SOLE                500,000
CEPHALON INC                          COM        156708109    46,497      744,898  SH          SOLE                744,898
CF INDS HLDGS INC                     COM        125269100   104,397    1,150,000  SH          SOLE              1,150,000
CORNING INC                           COM        219350105   212,835   11,022,000  SH          SOLE             11,022,000
COVIDIEN PLC                          SHS        G2554F105   178,630    3,730,000  SH          SOLE              3,730,000
DIRECTV                            COM CL A      25490A101    52,293    1,568,000  SH          SOLE              1,568,000
DOW CHEM CO                           COM        260543103    80,099    2,899,000  SH          SOLE              2,899,000
GOODRICH CORP                         COM        382388106   208,813    3,250,000  SH          SOLE              3,250,000
HEWLETT PACKARD CO                    COM        428236103   127,642    2,478,000  SH          SOLE              2,478,000
HOME DEPOT INC                        COM        437076102   100,387    3,470,000  SH          SOLE              3,470,000
INTERNATIONAL GAME TECHNOLOG          COM        459902102    63,612    3,389,000  SH          SOLE              3,389,000
INTL PAPER CO                         COM        460146103   228,835    8,545,000  SH          SOLE              8,545,000
JPMORGAN CHASE & CO                   COM        46625H100   154,929    3,718,000  SH          SOLE              3,718,000
LORILLARD INC                         COM        544147101   161,663    2,015,000  SH          SOLE              2,015,000
LOWES COS INC                         COM        548661107    98,799    4,224,000  SH          SOLE              4,224,000
MARTIN MARIETTA MATLS INC             COM        573284106    36,032      403,000  SH          SOLE                403,000
ORACLE CORP                           COM        68389X105   545,475   22,228,000  SH          SOLE             22,228,000
PEPSICO INC                           COM        713448108   316,768    5,210,005  SH          SOLE              5,210,005
SELECT SECTOR SPDR TR            SBI INT-UTILS   81369Y886   107,019    3,450,000  SH  CALL    SOLE              3,450,000
STANLEY WKS                           COM        854616109   104,050    2,020,000  SH          SOLE              2,020,000
TEMPLE INLAND INC                     COM        879868107    29,189    1,382,725  SH          SOLE              1,382,725
TERRA INDS INC                        COM        880915103   160,950    5,000,000  SH          SOLE              5,000,000
THERMO FISHER SCIENTIFIC INC          COM        883556102   256,525    5,379,000  SH          SOLE              5,379,000
TIME WARNER CABLE INC                 COM        88732J207   231,387    5,590,399  SH          SOLE              5,590,399
TIME WARNER INC                     COM NEW      887317303   585,279   20,085,070  SH          SOLE             20,085,070
VULCAN MATLS CO                       COM        929160109    37,491      711,800  SH          SOLE                711,800
WELLPOINT INC                         COM        94973V107   189,443    3,250,000  SH          SOLE              3,250,000
WMS INDS INC                          COM        929297109    72,320    1,808,000  SH          SOLE              1,808,000
YUM BRANDS INC                        COM        988498101   180,096    5,150,000  SH          SOLE              5,150,000

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